Intangibles - Schedule of Maintenance Rights and Lease Premium, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 2,540,286	$ 3,292,007
Lease premium, net	824,167	1,152,513
Maintenance rights and lease premium, net	$ 3,364,453	$ 4,444,520